Paul, Weiss, Rifkind, Wharton & Garrison LLP

1285 Avenue of the Americas

New York, New York 10019-6064

August 22, 2011

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Emdeon Inc.

Preliminary Proxy Statement and Schedule 13E-3

Ladies and Gentlemen:

On behalf of our client, Emdeon Inc., we are transmitting for filing with the Securities and Exchange Commission in electronic form a preliminary proxy statement on Schedule 14A and a Rule 13e-3 transaction statement (collectively, the “Proxy
Statement/13e-3”) in connection with a going private transaction and a special meeting of shareholders of Emdeon Inc.

Emdeon Inc. has informed us that the filing fee in the amount of $260,805.98 was wired to the Securities and Exchange Commission’s account at U.S. Bank, N.A.

Should you have any questions regarding the Proxy Statement/13e-3, please feel free to contact me at (212) 373-3402.

Very truly yours,

/s/ Matthew W. Abbott

Matthew W. Abbott

cc:	Gregory T. Stevens Emdeon Inc.